Government Grants (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Government Grants [Line Items]
Percentage of wages	40.00%	40.00%
Actual wages paid	$ 3,000	$ 4,000
Percentage of wages paid	8.00%	8.00%
Government grants in aggregate amount	$ 46,235		$ 50,537	$ 159,000
Senior Employment Credit [Member]
Government Grants [Line Items]
Percentage of salary	55.00%	55.00%
Wage Credit Scheme [Member]
Government Grants [Line Items]
Actual wages paid	$ 3,000	$ 4,000
Jobs Support Scheme [Member]
Government Grants [Line Items]
Actual wages paid	$ 3,300	$ 4,600
Minimum [Member] | Jobs Support Scheme [Member]
Government Grants [Line Items]
Percentage of wages	10.00%	10.00%
Maximum [Member] | Jobs Support Scheme [Member]
Government Grants [Line Items]
Percentage of wages	60.00%	60.00%